Document And Entity Information	Aug. 13, 2025
Document Information [Line Items]
Entity, Registrant Name	SeaStar Medical Holding Corporation
Document, Type	8-K/A
Document, Period End Date	Aug. 13, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39927
Entity, Tax Identification Number	85-3681132
Entity, Address, Address Line One	3513 Brighton Blvd
Entity, Address, Address Line Two	Suite 410
Entity, Address, City or Town	Denver
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80216
City Area Code	844
Local Phone Number	427-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Description	David Green Separation Update
Amendment Flag	true
Entity, Central Index Key	0001831868
CommonStockParValue00001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock par value $0.0001 per share
Trading Symbol	ICU
Security Exchange Name	NASDAQ
WarrantsEachWholeWarrantExercisableForOneShareOfCommonStockFor1150PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	ICUCW
Security Exchange Name	NASDAQ